1933 Act File No. 33-38550
                                          1940 Act File No. 811-6269

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   10   ....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   9   ....................................        X

                              CASH TRUST SERIES II

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on July 31, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Copies to:

 Matthew G. Maloney, Esquire
 Dickstein Shapiro Morin & Oshinsky LLP
 2101 L Street, N.W.
 Washington, D.C.  20037






                              CROSS REFERENCE SHEET

      This amendment to the Registration Statement of CASH TRUST SERIES II, which consists of 2 portfolios, (1) Municipal Cash Series II; and (2) and
Treasury Cash Series II, is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)
Item 1.     Cover Page....................(1-2) Cover Page.
Item 2.     Synopsis......................(1-2) Summary of Fund Expenses;
                                          (1-2) Financial Highlights.
Item 3.     Condensed Financial
            Information                   (1-2) Performance Information.
Item 4.     General Description of
            Registrant                    (1-2) General Information;
                                          (1-2) Year 2000 Statement;
                                          (1-2) Investment Information;
                                          (1-2) Investment Objective;
                                          (1-2) Investment Policies;
                                          (1-2) Investment Limitations;
                                          (1) Investment Risks; (1) Municipal Securities.
Item 5.     Management of the Fund........(1-2) Fund Information; (1-2) Management of the Fund;
                                          (1-2) Distribution of Shares; (1-2) Administration of the Fund.
Item 6.     Capital Stock and Other
            Securities....................(1-2) Account and Share Information;
                                          (1-2) Dividends; (1-2) Capital Gains;
                                          (1-2) Account Activity; (1-2) Voting
                                          Rights; (1-2) Tax Information; (1-2)
                                          Federal Income Tax; (1-2) State and
                                          Local Taxes.
Item 7.     Purchase of Securities Being
            Offered.......................(1-2) Net Asset Value; (1-2) How to Purchase Shares; (1-2) Purchasing Shares Through
                                          A Financial Institution; (1-2) Purchasing Shares by Wire; (1-2) Purchasing Shares by
                                          Check;(1-2) Special Purchase Features;
Item 8.     Redemption or Repurchase      (1-2) How to Redeem Shares; (1-2) Redeeming Shares Through A Financial Institution;
                                          (1-2) Redeeming Shares by Telephone; (1-2) Redeeming Shares by Mail;
                                          (1-2) Special Redemption Features;(1-2) Accounts With Low Balances
Item 9.     Pending Legal Proceedings.....None.




PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-2) Cover Page.
Item 11.    Table of Contents.............(1-2) Table of Contents.
Item 12.    General Information and
            History.......................(1-2) About Federated Investors, Inc.; Massachusetts Partnership Law;
                                          (1-2) Economic and Market Information.
Item 13.    Investment Objectives and
            Policies......................(1-2) Investment Policies (1-2) Investment Limitations.
Item 14.    Management of the Fund........(1-2) Cash Trust Series II Management; (1-2) Trustee Compensation;
                                          (1-2) Trustee Liability.
Item 15.    Control Persons and Principal
            Holders of Securities         (1-2) Share Ownership.
Item 16.    Investment Advisory and Other
            Services......................(1-2) Investment Advisory Services; (1-2) Other Services.
Item 17.    Brokerage Allocation..........(1-2) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered                 (1-2) Determining Net Asset Value;
                                          (1-2) Redemption in Kind
Item 20.    Tax Status....................(1-2) The Fund's Tax Status.
Item 21.    Underwriters..................(1-2) Distribution Plan.
Item 22.    Calculation of Performance
            Data..........................(1-2) Performance Information (1-2) Performance Comparisons.
Item 23.    Financial Statements..........Filed in Part A




Municipal Cash Series II

(A Portfolio of Cash Trust Series II)

PROSPECTUS

The shares of Municipal Cash Series II (the "Fund") offered by this prospectus represent interests in a portfolio of Cash Trust Series II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide current income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated July 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.     Prospectus dated July
31, 1998      TABLE OF CONTENTS
 Summary of Fund Expenses 1 Financial Highlights 2 General Information 3 Year 2000 Statement 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Municipal Securities 5 Investment Risks 5 Investment Limitations 6 Fund Information 6 Management of the Fund 6 Distribution of Shares 6 Administration of the Fund 7 Net Asset Value 7 How to Purchase Shares 7 Purchasing Shares Through a Financial Institution 8 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Special Purchase Features 8 How to Redeem Shares 8 Redeeming Shares Through a Financial Institution 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 9 Special Redemption Features 9 Account and Share Information 9 Dividends 9 Capital Gains 9 Account Activity 9 Accounts with Low Balances 9 Voting Rights 10 Tax Information 10 Federal Income Tax 10 State and Local Taxes 10 Performance Information 10 Financial Statements 11 Independent Auditors' Report 24

SUMMARY OF FUND EXPENSES


 SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering               None
 price)
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of             None
 offering price)
 Contingent Deferred Sales Charge (as a percentage of original purchase price         None
 or redemption proceeds, as applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
 Exchange Fee                                                                         None
                              ANNUAL OPERATING EXPENSE
                         (As a percentage of average net assets)
                                                                                   <C
Management Fee                                                                       0.46%
12b-1 Fee                                                                            0.20%
Total Other Expenses                                                                 0.15%
Shareholder Services Fee                                                        None
Total Operating Expenses                                                             0.81%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The total operating expenses would have been 0.85% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period. 1 Year $
32 3 Years $ 57 5 Years $ 72 10 Years $146      THE ABOVE EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 24.

                                                         YEAR ENDED MAY 31,
                                    1998    1997     1996   1995     1994    1993     1992  1991(A)
 NET ASSET VALUE, BEGINNING OF      $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00
 PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income              0.03    0.03    0.03    0.03     0.02    0.02    0.04    0.01
 LESS DISTRIBUTIONS
   Distributions from net            (0.03)  (0.03)  (0.03)  (0.03)   (0.02)  (0.02)  (0.04)  (0.01)
   investment income
 NET ASSET VALUE, END OF PERIOD     $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00
 TOTAL RETURN(B)                      3.09%   2.96%   3.22%   3.02%    1.99%   2.29%   3.72%   1.19%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                           0.81%   0.79%   0.79%   0.79%    0.79%   0.77%   0.74%  0.47%*
   Net investment income              3.03%   2.93%   3.17%   2.91%    1.97%   2.23%   3.56%  4.68%*
   Expense                            0.04%   0.16%   0.31%   0.23%    0.28%   0.50%   0.50%  0.39%*
   waiver/reimbursement(c)
 SUPPLEMENTAL DATA
   Net assets, end of period      $266,076 $253,106 $59,888 $67,611 $131,770 $104,563 $65,628 $34,048
   (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from February 13, 1991 (date of initial public investment) to May 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 14, 1990. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $25,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant
program on the Fund's operations.      INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (" Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such
commitments.     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets. The Fund's investment policy on restricted securities cannot be changed without shareholder approval.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from eco-nomically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Plan"), the distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trustees of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.20% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.20%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of the Fund.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc. provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas Day.      HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more or additional investments of as little as $500. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Municipal Cash Series II; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Municipal Cash Series II. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $25,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PORTFOLIO OF INVESTMENTS
MUNICIPAL CASH SERIES II
MAY 31, 1998

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--99.5%
 ALABAMA--6.4%
 $            695,000 Abbeville, AL, IDB Monthly VRDNs (Great Southern Wood          $      695,000
                      Preserving Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            3,240,000 Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads,             3,240,000
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            1,000,000 Huntsville, AL IDA Weekly VRDNs (Giles & Kendall,                   1,000,000
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            5,500,000 Selma, AL IDB, Solid Waste Disposal Revenue Bonds (Series A),       5,500,000
                      3.85% TOBs (International Paper Co.), Optional Tender
                      3/1/1999
            4,700,000 Sumter County, AL IDA, Industrial Revenue Bonds (Series             4,700,000
                      1995A) Weekly VRDNs (Fulghum Fibres Project (AL))/(Regions
                      Bank, Alabama LOC)
            2,000,000 Troy, AL IDB, (Series 1997A) Weekly VRDNs (Hudson                   2,000,000
                      Cos.)/(Amsouth Bank N.A., Birmingham LOC)
                         Total                                                           17,135,000
 ARIZONA--1.2%
            3,200,000 Phoenix, AZ IDA, (Series 1997) Weekly VRDNs (Interface Data         3,200,000
                      Systems, Inc.)/(Bank One, Arizona N.A. LOC)
 ARKANSAS--5.5%
            4,015,000 Arkansas Development Finance Authority, Home Mortgage Revenue       4,015,000
                      Bonds (Series C), 3.65% BANs, 3/1/1999
            3,100,000 Arkansas Development Finance Authority, Single Family               3,100,000
                      Mortgage Revenue Bonds (1997 Series D), 4.05% TOBs, Mandatory
                      Tender 7/1/1998
            2,500,000 Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994),         2,500,000
                      4.10% CP (Temple-Inland Forest Products
                      Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 6/26/1998
            5,000,000 Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/(Mellon
                      Bank 5,000,000 N.A., Pittsburgh LOC)
                         Total                                                           14,615,000
 COLORADO--1.1%
            3,000,000 Colorado HFA, (Series 1998) Weekly VRDNs (W & R Investment          3,000,000
                      Co. LLP and K & W Metal Fabricators, Inc.)/(UMB Bank, N.A.
                      LOC)
 DISTRICT OF COLUMBIA--0.9%
            2,500,000 District of Columbia Housing Finance Agency, (Series 1997C),        2,500,000
                      4.05% TOBs (AIG Funding, Inc.), Mandatory Tender 9/1/1998

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--4.7%
 $          7,000,000 Broward County, FL, (Series B), 3.60% CP, Mandatory Tender     $    7,000,000
                      7/13/1998
            5,500,000 Broward County, FL, (Series B), 4.25% CP, Mandatory Tender          5,500,000
                      6/12/1998
                         Total                                                           12,500,000
 GEORGIA--5.6%
            5,000,000 Burke County, GA Development Authority, (Series 1997C), 3.80%       5,000,000
                      TOBs (Oglethorpe Power Corp.), Optional Tender 11/28/1998
            2,100,000 Columbus, GA Housing Authority Weekly VRDNs (Ralston                2,100,000
                      Towers)/(Columbus Bank and Trust Co., GA LOC)
            2,775,000 Crisp County, GA Development Authority, (Series B), 4.10%           2,775,000
                      TOBs (Masonite Corporation)/ (International Paper Co. GTD),
                      Optional Tender 9/1/1998
            1,800,000 Gwinnett County, GA IDA Daily VRDNs (Volvo AB)/(Union Bank of       1,800,000
                      Switzerland, Zurich LOC)
            3,300,000 (b)Marietta, GA Housing Authority, Multifamily Housing              3,300,000
                      Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments
                      Project)/(General Electric Capital Corp. LOC)
                         Total                                                           14,975,000
 HAWAII--1.0%
            2,745,000 (b)Hawaii State, (Second Series 1991) PT-163, 3.75% TOBs
                      2,745,000 (Hawaii State Airport System)/ (AMBAC
                      INS)/(Banque Nationale de Paris LIQ), Optional Tender
                      2/11/1999
 IDAHO--2.0%
            5,240,000 (b)Idaho Housing Agency, Single Family Mortgage Bonds
                      5,240,000 (PA-145) Weekly VRDNs (Merrill Lynch Capital
                      Services, Inc.
                      LIQ)
 ILLINOIS--6.9%
            3,200,000 Chicago, IL, (Series 1997) Weekly VRDNs (Trendler Components,       3,200,000
                      Inc.)/(American National Bank, Chicago LOC)
            6,000,000 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.90%        6,000,000
                      TOBs (Peoples Gas Light & Coke Company), Optional Tender
                      12/1/1998
            1,505,000 Illinois Development Finance Authority Weekly VRDNs (Olympic        1,505,000
                      Steel, Inc.)/(National City Bank, Ohio LOC)
            4,565,000 Illinois Housing Development Authority, (1997 Subseries B-2),       4,565,000
                      4.15% TOBs, Mandatory Tender 7/7/1998
            3,150,000 Kane County, IL, School District Number 131, 4.15% TANs,            3,154,075
                      9/30/1998
                         Total                                                           18,424,075
 INDIANA--1.6%
              725,000 Avilla, IN, IDRB Weekly VRDNs (Group Dekko                            725,000
                      International)/(Bank One, Indianapolis, N.A. LOC)
            1,415,000 Indiana Development Finance Authority, Economic Development         1,415,000
                      Revenue Refunding Bonds Weekly VRDNs (T. M. Morris
                      Manufacturing Co., Inc. Project)/(Bank One, Indianapolis,
                      N.A. LOC)

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 INDIANA--CONTINUED
 $          1,000,000 Indiana State Employment Commission, Revenue Bonds (Series     $    1,000,000
                      1989) Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of
                      Alabama, Birmingham LOC)
            1,210,000 Tipton, IN, (Series 1997) Weekly VRDNs (MCJS, LLC)/(Bank One,       1,210,000
                      Indianapolis, N.A. LOC)
                         Total                                                            4,350,000
 IOWA--2.2%
            4,625,000 Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork          4,625,000
                      Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)
            1,300,000 Iowa Finance Authority, (Series 1998) Weekly VRDNs                  1,300,000
                      (Schumacher Elevator)/(Norwest Bank Minnesota, N.A. LOC)
                         Total                                                            5,925,000
 KANSAS--0.6%
            1,500,000 Olathe, KS, (Series 1998) Weekly VRDNs (Eskridge,                   1,500,000
                      Inc.)/(Commerce Bank, Kansas City, N.A. LOC)
 KENTUCKY--5.4%
            6,000,000 Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA),                6,000,000
                      Inc.)/(Bank of Tokyo- Mitsubishi Ltd. LOC)
            4,000,000 Jefferson County, KY, (1997 Series A), 3.80% CP
                      (Louisville 4,000,000 Gas & Electric Company), Mandatory
                      Tender 8/14/1998
            2,515,000 Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic          2,515,000
                      Products Co. Project)/(Norwest Bank Minnesota, N.A. LOC)
            1,785,000 Muhlenberg County, KY, (Series A) Weekly VRDNs (Plastic             1,785,000
                      Products Co. Project)/(Norwest Bank Minnesota, N.A. LOC)
                         Total                                                           14,300,000
 LOUISIANA--3.4%
            8,970,000 (b)Stephens Municipal Investment Products, Louisiana HFA,           8,970,000
                      Class A Certificates (Series 1997-3) Weekly VRDNs (GNMA
                      COL)/(Bank of New York, New York LIQ)
 MARYLAND--0.9%
            1,400,000 Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus         1,400,000
                      and Allied Essences Ltd.)/ (First National Bank of Maryland,
                      Baltimore LOC)
              990,000 Maryland State Community Development Administration, (Series          990,000
                      1990A) Weekly VRDNs (College Estates)/(First National Bank of
                      Maryland, Baltimore LOC)
                         Total                                                            2,390,000
 MASSACHUSETTS--1.8%
            4,800,000 Massachusetts IFA Weekly VRDNs (Commonwealth Laurel Lake            4,800,000
                      Realty)/(KeyBank, N.A. LOC)
 MINNESOTA--3.0%
            1,000,000 Byron, MN IDB Weekly VRDNs (Schmidt Printing)/(Norwest Bank         1,000,000
                      Minnesota, N.A. LOC)

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $          5,000,000 Faribault, MN IDA, (Series 1988) Weekly VRDNs (Jerome          $    5,000,000
                      Foods)/(Norwest Bank Minnesota, N.A. LOC)
            2,000,000 White Bear Lake, MN City of, Century Townhomes (Series 1997),       2,000,000
                      4.5475% TOBs (Westdeutsche Landesbank Girozentrale),
                      Mandatory Tender 6/1/1998
                         Total                                                            8,000,000
 MISSISSIPPI--2.2%
            4,640,000 Mississippi Business Finance Corp., (Series 1995) Weekly            4,640,000
                      VRDNs (Mississippi Baking Company L.L.C. Project)/(First
                      National Bank of Maryland, Baltimore LOC)
            1,400,000 Senatobia, MS Weekly VRDNs (Deltona Lighting Products,              1,400,000
                      Inc.)/(Southtrust Bank of West Florida, St. Petersburg LOC)
                         Total                                                            6,040,000
 MULTI STATE--4.5%
           12,000,000 (b)Charter Mac Floater Certificates Trust I Weekly VRDNs           12,000,000
                      (MBIA INS)/(Bayerische Landesbank Girozentrale, Commerzbank
                      AG, Frankfurt, Credit Communal de Belgique, Brussles and
                      Landesbank Hessen-Thueringen, Frankfurt LIQs)
 NEVADA--0.9%
            2,500,000 Director of the State of Nevada Weekly VRDNs
                      (Smithey-Oasis 2,500,000 Co.)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
 NEW HAMPSHIRE--5.6%
            5,800,000 New Hampshire Business Finance Authority, IDRB (Series A)           5,800,000
                      Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)
            7,000,000 New Hampshire Business Finance Authority, PCR Bonds (Series         7,000,000
                      A), 3.85% CP (New England Power Co.), Mandatory Tender
                      7/23/1998
            2,000,000 New Hampshire State IDA, (Series 1991), 4.10% TOBs                  2,000,000
                      (International Paper Co.), Optional Tender 10/15/1998
                         Total                                                           14,800,000
 NEW MEXICO--0.4%
            1,000,000 New Mexico Mortgage Finance Authority, Single Family Mortgage       1,000,000
                      Program Bonds (1997 Issue 2), 3.90% TOBs (FGIC), Mandatory
                      Tender 10/15/1998
 NEW YORK--3.6%
            4,000,000 New York City, NY, (Series G), 4.25% Bonds, 8/1/1998                4,003,913
            3,500,000 New York City, NY, UT GO, 4.50% Bonds, 8/1/1998                     3,503,135
            2,000,000 William Floyd UFSD, 4.125% TANs, 6/30/1998                          2,000,271
                         Total                                                            9,507,319

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NORTH CAROLINA--3.6%
 $          4,400,000 Person County, NC Industrial Facilities & Pollution Control    $    4,400,000
                      Financing Authority Daily VRDNs (Carolina Power & Light
                      Co.)/(SunTrust Bank, Atlanta LOC)
            5,070,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990A), 5,070,000 3.90% CP (Carolina Power & Light
                      Co.)/(First National Bank of Chicago LOC), Mandatory
                      Tender 6/1/1998
                         Total                                                            9,470,000
 NORTH DAKOTA--0.5%
            1,375,000 (b)Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold           1,375,000
                      Baking Co. Project)/ (Norwest Bank Minnesota, N.A. LOC)
 OHIO--1.9%
            5,000,000 Ohio HFA, Residential Mortgage Revenue Notes (1998 Series           5,000,000
                      A-2), 3.80% BANs, 3/1/1999
 OKLAHOMA--2.7%
            7,060,000 (b)Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A       7,060,000
                      Certificates (Series 1996E) Weekly VRDNs (GNMA COL)/(CDC
                      Municipal Products, Inc. LIQ)
 PENNSYLVANIA--3.8%
              450,000 Pennsylvania EDFA Weekly VRDNs (Respironics, Inc.)/(PNC Bank,         450,000
                      N.A. LOC)
            1,652,000 Pennsylvania EDFA, (Series 1992C) Weekly VRDNs (Leonard H.          1,652,000
                      Berenfield/Berenfield Containers)/(PNC Bank, Ohio, N.A. LOC)
            3,000,000 Pennsylvania EDFA, Economic Development Revenue Bonds (1996         3,000,000
                      Series D6) Weekly VRDNs (Toyo Tanso Specialty Materials,
                      Inc.)/(PNC Bank, N.A. LOC)
            5,000,000 Philadelphia, PA, GO Series 1990, 4.45% CP (Fuji Bank,
                      Ltd., 5,000,000 Tokyo LOC), Mandatory Tender 6/16/1998
                         Total                                                           10,102,000
 SOUTH DAKOTA--3.7%
            2,500,000 South Dakota Housing Development Authority, (Series G), 3.95%       2,500,000
                      TOBs, Mandatory Tender 8/13/1998
            7,500,000 South Dakota Housing Development Authority, Homeownership           7,500,000
                      Mortgage Bonds (1997 Series E) Weekly VRDNs
                         Total                                                           10,000,000
 TENNESSEE--0.2%
              500,000 Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA                 500,000
                      Projects)/(SunTrust Bank, Nashville LOC)
 TEXAS--2.1%
            2,815,000 Brazos River Authority, TX, (Series 1996B) Daily VRDNs (Texas       2,815,000
                      Utilities Electric Co.)/(AMBAC INS)/(Bank of New York, New
                      York LIQ)
            2,700,000 Lubbock, TX IDC Daily VRDNs (McLane Co.,
                      Inc.)/(Nationsbank, 2,700,000 N.A., Charlotte LOC)
                         Total                                                            5,515,000

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 UTAH--1.6%
 $          4,130,000 Utah County, UT, Industrial Development Revenue Bonds (Series  $    4,130,000
                      1992) Weekly VRDNs (McWane, Inc. Project)/(Amsouth Bank N.A.,
                      Birmingham LOC)
 VIRGINIA--0.2%
              500,000 Campbell County, VA IDA, Solid Waste Disposal Facilities              500,000
                      Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial
                      Bank of Japan Ltd., Tokyo LOC)
 WEST VIRGINIA--0.8%
            2,000,000 Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton       2,000,000
                      Building Products, Inc.)/ (PNC Bank, N.A. LOC)
 WISCONSIN--4.9%
            1,700,000 Combined Locks, WI, Development Revenue Bonds, Series 1997          1,700,000
                      Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto
                      LOC)
            1,000,000 Howard-Suamico, WI School District, 4.07% TRANs, 8/21/1998          1,000,041
            1,440,000 Milwaukee, WI Weekly VRDNs (Pelton Casteel, Inc.)/(Norwest          1,440,000
                      Bank Minnesota, N.A. LOC)
            1,050,000 New Richmond, WI School District, 4.22% TRANs, 10/30/1998
            1,050,500 2,500,000 Pewaukee, WI School District, 4.19% TRANs,
            9/17/1998 2,500,638 2,000,000 Plymouth, WI IDB Weekly VRDNs (Great
            Lakes Cheese)/(Rabobank 2,000,000
                      Nederland, Utrecht LOC)
            1,150,000 Portage, WI, IDRB (Series 1994) Weekly VRDNs (Portage               1,150,000
                      Industries Corp. Project)/(Bank One, Wisconsin, N.A. LOC)
               50,000 (b)Wisconsin Housing & Economic Development Authority,                 50,000
                      (Series B), 4.05% TOBs (FSA INS)/ (Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 6/1/1998
            2,155,000 Wisconsin Housing & Economic Development Authority, Business        2,155,000
                      Development Revenue Bonds (Series 1995) Weekly VRDNs (Carlson
                      Tool & Manufacturing Corp.)/(Firstar Bank, Milwaukee LOC)
                         Total                                                           13,046,179
 WYOMING--2.1%
            5,510,000 Wyoming Community Development Authority, PT-195, 3.85% TOBs         5,510,000
                      (Banco Santander LIQ), Optional Tender 5/13/1999
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                     $ 264,624,573

Securities that are subject to Alternative Minimum Tax represent 86.4% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 1998, the portfolio securities were rated as follows:
Tier Rating Percent Based on Total Market Value (unaudited)

 FIRST TIER       SECOND TIER
   93.3%              6.7%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1998, these securities amounted to $40,740,000 which represents 15.3% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($266,075,928) at May 31, 1998.

The following acronyms are used throughout this portfolio:     ACES --Adjustable
Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDFA --Economic Development Financing Authority EDRB --Economic Development Revenue Bonds FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDRB --Industrial Development Revenue Bond IFA --Industrial Finance Authority INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes UT --Unlimited Tax VRDNs --Variable Rate
Demand Notes      (See Notes which are an integral part of the Financial
Statements)     STATEMENT OF ASSETS AND LIABILITIES MUNICIPAL CASH SERIES II MAY
31, 1998

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  264,624,573
 Cash                                                                                       126,590
 Income receivable                                                                        1,936,022
 Prepaid expenses                                                                            16,684
   Total assets                                                                         266,703,869
 LIABILITIES:
 Payable for shares redeemed                                             $ 321,687
 Income distribution payable                                               239,220
 Accrued expenses                                                           67,034
   Total liabilities                                                                        627,941
 NET ASSETS for 266,075,928 shares outstanding                                       $  266,075,928
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $266,075,928 / 266,075,928 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
MUNICIPAL CASH SERIES II
YEAR ENDED MAY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                             $  10,568,412
 EXPENSES:
 Investment advisory fee                                               $  1,373,797
 Administrative personnel and services fee                                  207,302
 Custodian fees                                                               9,816
 Transfer and dividend disbursing agent fees and expenses                    55,394
 Directors'/Trustees' fees                                                    9,192
 Auditing fees                                                               13,391
 Legal fees                                                                  17,021
 Portfolio accounting fees                                                   68,921
 Distribution services fee                                                  549,519
 Share registration costs                                                     9,581
 Printing and postage                                                        12,718
 Insurance premiums                                                          11,159
 Taxes                                                                          379
 Miscellaneous                                                                4,460
   Total expenses                                                         2,342,650
 Waiver--
   Waiver of investment advisory fee                                       (108,571)
     Net expenses                                                                         2,234,079
       Net investment income                                                          $   8,334,333

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL CASH SERIES II

                                                                        YEAR ENDED MAY 31,
                                                                           1998             1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $       8,334,333  $     5,215,377
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                               (8,334,333)      (5,215,377)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                        1,285,533,598    1,009,714,269
 Net asset value of shares issued to shareholders in payment             7,736,401        4,290,294
 of distributions declared
 Cost of shares redeemed                                            (1,280,300,555)    (820,786,309)
   Change in net assets resulting from share transactions               12,969,444      193,218,254
     Change in net assets                                               12,969,444      193,218,254
 NET ASSETS:
 Beginning of period                                                   253,106,484       59,888,230
 End of period                                                   $     266,075,928  $   253,106,484

(See Notes which are an integral part of the Financial Statements)


NOTES TO FINANCIAL STATEMENTS
MUNICIPAL CASH SERIES II
MAY 31, 1998

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in
accordance with Rule 2a-7 under the Act.     Additional information on each
restricted security held at May 31, 1998 is as follows:

                SECURITY                    ACQUISITION DATE   ACQUISITION COST
 Marietta, GA Housing Authority,               12/10/1996       $3,300,000
 Multifamily Housing Revenue Bonds
 (Series 1995)
 Hawaii State, (Second Series 1991)             3/6/1998         2,745,000
 PT-163
 Idaho Housing Agency, Single Family            6/2/1997         5,240,000
 Mortgage Bonds (PA-145)
 Stephens Municipal Investment Products,       11/26/1997 -      8,970,000
 Louisiana HFA, Class A Certificates            2/12/1998
 (Series 1997-3)
 Charter Mac Floater Certificates Trust        5/21/1998        12,000,000
 I Weekly VRDNs
 Fargo, ND, IDRB (Series 1994)                 11/13/1995        1,375,000
 Tulsa County, OK HFA, CDC Municipal           11/21/1996        7,060,000
 Products, Inc. Class A Certificates
 (Series 1996E)
 Wisconsin Housing & Economic                   3/1/1998            50,000
 Development Authority, (Series B)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1998, capital paid-in aggregated $266,075,928. Transactions in shares were as follows:

                                                                              Year Ended May 31,
                                                                            1998              1997
 Shares sold                                                            1,285,533,598    1,009,714,269
 Shares issued to shareholders in payment of distributions                  7,736,401        4,290,294
 declared
 Shares redeemed                                                       (1,280,300,555)    (820,786,309)
   Net change resulting from share transactions                            12,969,444      193,218,254

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $464,360,000 and $557,825,000,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Fund.      INDEPENDENT AUDITORS'
REPORT

To the Board of Trustees of CASH TRUST SERIES II and Shareholders of MUNICIPAL CASH SERIES II:

We have audited the accompanying statement of assets and liabilities of Municipal Cash Series II (one of the portfolios comprising Cash Trust Series
II), including the portfolio of investments, as of May 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Municipal Cash Series II as of May 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE, LLP

Pittsburgh, Pennsylvania
July 10, 1998

[Graphic]

Municipal Cash Series II

(A Portfolio of Cash Trust Series II)

PROSPECTUS
JULY 31, 1998

An Open-End Management Investment Company

MUNICIPAL CASH SERIES II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP 2500 One PPG Place Pittsburgh, PA 15222-5401     Federated
Securities Corp., Distributor 1-800-341-7400 www.federatedinvestors.com

Cusip 147552103
0111205A (7/98)

[Graphic]







MUNICIPAL CASH SERIES II

(A PORTFOLIO OF CASH TRUST SERIES II)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Municipal Cash Series II (the "Fund"), a portfolio of Cash Trust Series II (the "Trust") dated July 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

MUNICIPAL CASH SERIES II
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

Statement dated July 31, 1998

[Graphic]

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400
www.federatedinvestors.com

Cusip 147552103
0111205B (7/98)

[Graphic]

TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 Participation Interests 1 Municipal Leases 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Investing in Securities of Other Investment Companies 1 Repurchase Agreements 2 Restricted and Illiquid Securities 2 Reverse Repurchase Agreements 2 Credit Enhancement 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Issuing Senior Securities and Borrowing Money 2 Pledging Assets 3 Lending Cash or Securities 3 Investing in Commodities 3 Investing in Real Estate 3 Underwriting 3 Investing in Restricted Securities 3 Concentration of Investments 3 Investing in Any One Issuer 3 Investing in Illiquid Securities 4 Investing for Control 4 Regulatory Compliance 4 CASH TRUST SERIES II MANAGEMENT 4 Share Ownership 8 Trustee Compensation 8 Trustee Liability 9 INVESTMENT ADVISORY SERVICES 9 Investment Adviser 9 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Fund Administration 9 Custodian and Portfolio Accountant 10 Transfer Agent 10 Independent Auditors 10 Distribution Plan 10 DETERMINING NET ASSET VALUE 10 REDEMPTION IN KIND 11 MASSACHUSETTS PARTNERSHIP LAW 11 THE FUND'S TAX STATUS 11 PERFORMANCE INFORMATION 11 Yield 11 Effective Yield 11 Tax-Equivalent Yield 11 Tax-Equivalency Table 12 Total Return 12 Performance Comparisons 13 Economic and Market Information 13 ABOUT FEDERATED INVESTORS, INC. 13 Mutual Fund Market 14 Institutional Clients 14 Bank Marketing 14 Broker/Dealers and Bank Broker/Dealer Subsidaries 14 APPENDIX 15

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES

The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory
Compliance."      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause
the segregation of more than 20% of the total value of its assets.     INVESTING
IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
    RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject
to the investment limitation applicable to illiquid securities.      REVERSE
REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantgeous.The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in municipal securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under federal securities law, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.

INVESTING IN ANY ONE ISSUER

With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer.

Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case on an industrial development bond or governmental-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and non-negotiable time
deposits.     INVESTING FOR CONTROL      The Fund will not invest in securities
of a company for the purpose of exercising control or management.     For
purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Cash Trust Series II, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; Formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Trustee

President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F.
Donahue, Chairman and Trustee of the Company.

James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; fomerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Director or Trustee of the Funds; Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States
Military Academy; Professor, United States Air Force Academy.      Marjorie P.
Smuts 4905 Bayard Street Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Director or Trustee of the Funds; Public Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President, and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated
Securities Corp.      * This Trustee is deemed to be an "interested person" as
defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund.

As of July 7, 1998, no shareholder(s) of record owned 5% or more of the outstanding shares of the Fund.

TRUSTEE COMPENSATION

                                    AGGREGATE
  NAME,                           COMPENSATION
  POSITION WITH                       FROM                        TOTAL COMPENSATION PAID
  TRUST                               TRUST*#                       FROM FUND COMPLEX+

  John F. Donahue,                   $0             $0 for the Trust and
  Chairman and Trustee                              56 other investment companies in the Fund Complex

  Thomas G. Bigley,                  $702.45        $111,222 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  John T. Conroy, Jr.,               $772.81        $122,362 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  Nicholas P. Constantakis,++        $340.56        $0 for the Trust and
  Trustee                                           36 other investment companies in the Fund Complex

  William J. Copeland,               $772.81        $122,362 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  J. Christopher Donahue,            $0             $0 for the Trust and
  Trustee and Executive                             18 other investment companies in the Fund Complex
  Vice President

  James E. Dowd, Esq.,               $772.81        $122,362 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  Lawrence D. Ellis, M.D.,           $702.45        $111,222 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  Edward L. Flaherty, Jr., Esq.,     $772.81        $122,362 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  Peter E. Madden,                   $702.45        $111,222 for Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  John E. Murray, Jr., J.D., S.J.D., $702.45        $111,222 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  Wesley W. Posvar,                  $702.45        $111,222 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex

  Marjorie P. Smuts,                 $702.45        $111,222 for the Trust and
  Trustee                                           56 other investment companies in the Fund Complex


* Information is furnished for the fiscal year ended May 31, 1998.

# The aggregate compensation is provided for the Trust which is comprised of two portfolios.

+ The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and
his son, J. Christopher Donahue.      The adviser shall not be liable to the
Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1998, 1997, and 1996, the adviser earned $1,373,797, $888,564, and $376,627, respectively, of which $108,571, $289,868, and $231,982, respectively, were
waived.      BROKERAGE TRANSACTIONS     When selecting brokers and dealers to
handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended May 31, 1998, 1997, and 1996, the Fund paid no
brokerage commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, Inc. served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1998, 1997, and 1996, the Administrators earned $207,302, $167,736, and
$125,000, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.

DISTRIBUTION PLAN

The Plan permits the payment of fees to financial institutions and the distributor to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include but are not limited to marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits include: (1) an efficient and effective administrative system;
(2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and (3) an efficient and reliable shareholder records system and prompt responses to shareholder requests and inquiries concerning their accounts.

For the fiscal year ended May 31, 1998, payments in the amount of $549,519 were made pursuant to the Plan, all of which was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year. PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     The Fund's yield for the seven-day period ended May 31, 1998, was
3.15%.      EFFECTIVE YIELD     The effective yield is calculated by compounding
the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Fund's effective yield for the seven-day period ended May 31, 1998, was 3.20%.
     TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum effective federal
rate for individuals) and assuming that the income is 100% tax exempt.     The
Fund's tax-equivalent yield for the seven-day period ended May 31, 1998, was
5.22%.      TAX-EQUIVALENCY TABLE

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                     TAXABLE YIELD EQUIVALENT FOR 1998
                        MULTISTATE MUNICIPAL FUND

  FEDERAL INCOME TAX BRACKET:

                  15.00%           28.00%     31.00%    36.00%     39.60%

  JOINT           $1-             $42,351-  $102,301-  $155,951-     OVER
  RETURN          42,350          102,300    155,950    278,450    $278,450
  SINGLE          $1-             $25,351-   $61,401-  $128,101-     OVER
  RETURN          25,350           61,400    128,100    278,450    $278,450

  Tax-Exempt
  Yield                       TAXABLE YIELD EQUIVALENT
  1.00%           1.18%            1.39%     1.45%     1.56%      1.66%
  1.50%           1.76%            2.08%     2.17%     2.34%      2.48%
  2.00%           2.35%            2.78%     2.90%     3.13%      3.31%
  2.50%           2.94%            3.47%     3.62%     3.91%      4.14%
  3.00%           3.53%            4.17%     4.35%     4.69%      4.97%
  3.50%           4.12%            4.86%     5.07%     5.47%      5.79%
  4.00%           4.71%            5.56%     5.80%     6.25%      6.62%
  4.50%           5.29%            6.25%     6.52%     7.03%      7.45%
  5.00%           5.88%            6.94%     7.25%     7.81%      8.28%
  5.50%           6.47%            7.64%     7.97%     8.59%      9.11%
  6.00%           7.06%            8.33%     8.70%     9.38%      9.93%
  6.50%           7.65%            9.03%     9.42%    10.16%     10.76%
  7.00%           8.24%            9.72%    10.14%    10.94%     11.59%
  7.50%           8.82%           10.42%    10.87%    11.72%     12.42%
  8.00%           9.41%           11.11%    11.59%    12.50%     13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     The Fund's average
annual total returns for the one-year and five-year period ended May 31, 1998 and for the period from February 13, 1991 (date of initial public investment) through May 31, 1998 were 3.09%, 2.85%, and 2.97%, respectively.
PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.     ABOUT FEDERATED INVESTORS, INC.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors,
Inc. gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime, and 22 municipal with assets approximating $35 billion, $17.1 billion, and $10.9 billion, respectively.

The Chief Investment Officers responsible for the oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield -- J. Thomas Madden; U.S. fixed income -- William D. Dawson, III; and International -- Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, Inc. through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.






Treasury Cash Series II

(A Portfolio of Cash Trust Series II)

PROSPECTUS

The shares of Treasury Cash Series II (the "Fund") offered by this prospectus represent interests in a portfolio of Cash Trust Series II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests only in short-term U.S. Treasury securities to provide current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated July 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.     Prospectus dated July
31, 1998

TABLE OF CONTENTS

 Summary of Fund Expenses                                                 1
 Financial Highlights                                                     2
 General Information                                                      3
 Year 2000 Statement                                                      3
 Investment Information                                                   3
 Investment Objective                                                     3
 Investment Policies                                                      3
 Investment Limitations                                                   4
 Fund Information                                                         4
 Management of the Fund                                                   4
 Distribution of Shares                                                   4
 Administration of the Fund                                               5
 Administration Services                                                  5
 Net Asset Value                                                          5
 How to Purchase Shares                                                   5
 Purchasing Shares Through a Financial
 Institution                                                              6
 Purchasing Shares by Wire                                                6
 Purchasing Shares by Check                                               6
 Special Purchase Features                                                6
 How to Redeem Shares                                                     6
 Redeeming Shares Through a Financial
 Institution                                                              6
 Redeeming Shares by Telephone                                            6
 Redeeming Shares by Mail                                                 7
 Special Redemption Features                                              7
 Account and Share Information                                            7
 Dividends                                                                7
 Capital Gains                                                            7
 Account Activity                                                         8
 Accounts with Low Balances                                               8
 Voting Rights                                                            8
 Tax Information                                                          8
 Federal Income Tax                                                       8
 State and Local Taxes                                                    8
 Performance Information                                                  8
 Financial Statements                                                     9
 Independent Auditors' Report                                            16

SUMMARY OF FUND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES
         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as if applicable)
None Redemption Fee (as a percentage of amount redeemed,if applicable) None
Exchange Fee None

   ANNUAL TRUST OPERATING EXPENSES
  (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                             0.48%
12b-1 Fee(2)                                                                                 0.19%
Other Expenses                                                                               0.16%
   Shareholder Services Fee                                                            0.00%
Total Expenses(3)                                                                            0.83%

 (1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.50%.

(2) The maximum 12b-1 fee is 0.20%.

(3) The total operating expenses would have been 0.85% absent the voluntary waiver of a portion of the management fee.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                                                      $  8
3 Years                                                                     $ 26
5 Years                                                                     $ 46
10 Years                                                                    $103

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       YEAR ENDED MAY 31,
                                1998    1997     1996     1995     1994     1993     1992   1991(A)
 NET ASSET VALUE, BEGINNING     $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
 OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income          0.05     0.05     0.05     0.04     0.02     0.03     0.04    0.02
 LESS DISTRIBUTIONS
   Distributions from net        (0.05)   (0.05)   (0.05)   (0.04)   (0.02)   (0.03)   (0.04)  (0.02)
   investment income
 NET ASSET VALUE, END OF        $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
 PERIOD
 TOTAL RETURN(B)                  4.88%    4.65%    4.97%    4.47%    2.47%    2.64%    4.41%   2.06%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                       0.83%    0.85%    0.86%    0.88%    0.89%    0.78%    0.73%   0.47%*
   Net investment income          4.76%    4.55%    4.83%    4.40%    2.42%    2.55%    4.34%   5.71%*
   Expense                        0.02%    0.01%    0.01%    0.00%    0.05%    0.19%    0.57%   0.37%*
   waiver/reimbursement(c)
 SUPPLEMENTAL DATA
   Net assets, end of period  $226,667 $343,071 $402,378 $243,651 $229,882 $310,648,$104,371 $70,798
 (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from February 9, 1991 (date of initial public investment) to May 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 14, 1990. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers, as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. Treasury securities. A minimum initial investment of $25,000 is required except for retirement plans.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing, and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant
program on the Fund's operations.      INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements fully collaterized by U.S. Treasury obligations.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such
commitments.     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicative expenses.

Investment Limitations

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Plan"), the distributor may select financial institutions, such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide distribution and/or administrative services as agents for their clients or customers. These services may include, but are not limited to the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trustees of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.20% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.20%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of the Fund.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc. provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from the value of Fund assets, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer), or by wire, or by check directly from the Fund, with a minimum initial investment of $25,000 or more or additional investments of as little as $500. The minimum initial investment for retirement plans is only $1,000, and subsequent investments may be made in amounts of at least $50. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Treasury Cash Series II; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Treasury Cash Series II. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

Systematic Investment Program. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $25,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of
shareholders owning at least 10% of the outstanding shares of the Trust.     As
of July 7, 1998, Strafe & Co./Bank One Investment Advisors Corp., Columbus, OH, owned 26.71% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the
outcome of certain matters presented for a vote of shareholders.      TAX
INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PORTFOLIO OF INVESTMENTS

TREASURY CASH SERIES II

MAY 31, 1998

      PRINCIPAL
       AMOUNT                                                                            VALUE

 SHORT-TERM U.S. TREASURY OBLIGATION--10.8%
 U.S. TREASURY NOTE--10.8%
 $         24,500,000 4.750% - 8.875%, 9/30/1998 - 4/30/1999                         $   24,587,947
                          Total Short-Term U.S. Treasury Obligation                      24,587,947
 (A) REPURCHASE AGREEMENTS--89.1%
           10,000,000 ABN AMRO Chicago Corp., 5.590%, dated 5/29/1998, due
            6/1/1998 10,000,000 8,000,000 BT Securities Corp., 5.570%, dated
            5/29/1998, due 6/1/1998 8,000,000
           10,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.590%, dated 5/29/1998, due        10,000,000
                      6/1/1998
            8,000,000 Barclays de Zoete Wedd Securities, Inc., 5.560%, dated              8,000,000
                      5/29/1998, due 6/1/1998
           10,000,000 Bear, Stearns and Co., 5.570%, dated 5/29/1998, due
            6/1/1998 10,000,000 8,000,000 (b)Credit Suisse First Boston, Inc.,
            5.440%, dated 4/9/1998, 8,000,000
                      due 7/8/1998
            5,000,000 (b)Deutsche Bank Government Securities, Inc., 5.490%, dated         5,000,000
                      5/28/1998, due 6/30/1998
           25,900,000 Deutsche Bank Government Securities, Inc., 5.570%, dated           25,900,000
                      5/29/1998, due 6/1/1998
           10,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.570%,           10,000,000
                      dated 5/29/1998, due 6/1/1998
           10,000,000 First Union Capital Markets, 5.580%, dated 5/29/1998, due          10,000,000
                      6/1/1998
            6,000,000 (b)Goldman Sachs Group, LP, 5.490%, dated 5/19/1998, due            6,000,000
                      6/9/1998
            8,000,000 Harris Government Security, Inc., 5.580%, dated 5/29/1998,          8,000,000
                      due 6/1/1998
           10,000,000 J.P. Morgan & Co., Inc., 5.570%, dated 5/29/1998, due              10,000,000
                      6/1/1998
            5,000,000 (b)Merrill Lynch, Pierce, Fenner and Smith, 5.500%, dated           5,000,000
                      5/8/1998, due 8/10/1998
           10,000,000 Morgan Stanley Group, Inc., 5.550%, dated 5/29/1998, due           10,000,000
                      6/1/1998
           10,000,000 Salomon Brothers, Inc., 5.590%, dated 5/29/1998, due 6/1/1998      10,000,000
           10,000,000 Societe Generale, New York, 5.570%, dated 5/29/1998, due           10,000,000
                      6/1/1998
           10,000,000 Swiss Bank Capital Markets, 5.550%, dated 5/29/1998, due           10,000,000
                      6/1/1998
           10,000,000 Toronto Dominion Securities (USA) Inc., 5.570%, dated              10,000,000
                      5/29/1998, due 6/1/1998
            8,000,000 UBS Securities, Inc., 5.570%, dated 5/29/1998, due 6/1/1998         8,000,000
           10,000,000 Westdeutsche Landesbank Girozentrale, 5.570%, dated                10,000,000
                      5/29/1998, due 6/1/1998
                          Total Repurchase Agreements                                   201,900,000
                          Total Investments (at amortized cost)(c)                    $ 226,487,947

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($226,667,027) at May 31, 1998.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

TREASURY CASH SERIES II

MAY 31, 1998

 ASSETS:
 Investments in repurchase agreements                                  $ 201,900,000
 Investments in securities                                                24,587,947
 Total investments in securities, at amortized cost and value                         $ 226,487,947
 Cash                                                                                        85,209
 Income receivable                                                                          455,699
   Total assets                                                                         227,028,855
 LIABILITIES:
 Income distribution payable                                                 293,300
 Accrued expenses                                                             68,528
   Total liabilities                                                                        361,828
 Net Assets for 226,667,027 shares outstanding                                        $ 226,667,027
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $226,667,027 / 226,667,027 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

TREASURY CASH SERIES II

YEAR ENDED MAY 31, 1998


 INVESTMENT INCOME:
 Interest                                                                             $  14,720,031
 EXPENSES:
 Investment advisory fee                                               $  1,317,096
 Administrative personnel and services fee                                  198,783
 Custodian fees                                                              53,223
 Transfer and dividend disbursing agent fees and expenses                    10,623
 Directors'/Trustees' fees                                                   10,400
 Auditing fees                                                               13,421
 Legal fees                                                                   4,381
 Portfolio accounting fees                                                   73,973
 Distribution services fee                                                  508,399
 Share registration costs                                                    23,867
 Printing and postage                                                         6,616
 Insurance premiums                                                           5,507
 Taxes                                                                        1,833
 Miscellaneous                                                                9,401
   Total expenses                                                         2,237,523
 Waivers --
   Waiver of investment advisory fee                                       (49,754)
     Net expenses                                                                         2,187,769
       Net investment income                                                          $  12,532,262

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

TREASURY CASH SERIES II

                                                                         YEAR ENDED MAY 31,
                                                                       1998              1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS
 Net investment income                                             $    12,532,262  $    16,144,501
 DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income                              (12,532,262)     (16,144,501)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          755,859,593      680,043,354
 Net asset value of shares issued to shareholders in payment of          7,918,633       11,709,406
 distributions declared
 Cost of shares redeemed                                              (880,182,180)    (751,059,885)
   Change in net assets resulting from share transactions             (116,403,954)     (59,307,125)
     Change in net assets                                             (116,403,954)     (59,307,125)
 NET ASSETS:
 Beginning of period                                                   343,070,981      402,378,106
 End of period                                                     $   226,667,027  $   343,070,981

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

TREASURY CASH SERIES II

MAY 31, 1998

ORGANIZATION

Cash Trust Series II (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no revisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with-out par value). At May 31, 1998, capital paid-in aggregated $226,667,027. Transactions in shares were as follows:

                                                                             Year Ended May 31,
                                                                            1998           1997
 Shares sold                                                              755,859,593   680,043,354
 Shares issued to shareholders in payment of distributions                  7,918,633    11,709,406
 declared
 Shares redeemed                                                         (880,182,180) (751,059,885)
   Net change resulting from share transactions                          (116,403,954)  (59,307,125)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Service Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Fund.      INDEPENDENT AUDITORS'
REPORT

To the Board of Trustees of CASH TRUST SERIES II and Shareholders of TREASURY CASH SERIES II:

We have audited the accompanying statement of assets and liabilities of Treasury Cash Series II (one of the portfolios comprising Cash Trust Series II) including the portfolio of investments, as of May 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Cash Series II as of May 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
July 10, 1998

[Graphic]

Federated Investors

Treasury Cash Series II

A Portfolio of Cash Trust Series II

PROSPECTUS

JULY 31, 1998

An Open-End Management Investment Company

TREASURY CASH SERIES II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com

Cusip 147552301
0111203A (7/98)

[Graphic]






TREASURY CASH SERIES II

(A PORTFOLIO OF CASH TRUST SERIES II)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Treasury Cash Series II (the "Fund"), a portfolio of Cash Trust Series II (the "Trust") dated July 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

TREASURY CASH SERIES II

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PA 15237-7000

Statement dated July 31, 1998

[Graphic]

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 147552301
0111203B (7/98)

[Graphic]

TABLE OF CONTENTS

 INVESTMENT POLICIES 1 When-Issued and Delayed Delivery Transactions 1 Investing in Securities of Other Investment Companies 1 Repurchase Agreements 1 Reverse Repurchase Agreements 1 INVESTMENT LIMITATIONS 1 Selling Short and Buying on Margin 1 Issuing Senior Securities and Borrowing Money 1 Pledging Assets 2 Lending Cash or Securities 2 Investing in Restricted Securities 2 Investing in Illiquid Securities 2 Investing for Control 2 Regulatory Compliance 2 CASH TRUST SERIES II MANAGEMENT 2 Share Ownership 6 Trustee Compensation 7 Trustee Liability 7 INVESTMENT ADVISORY SERVICES 8 Investment Adviser 8 Advisory Fees 8 BROKERAGE TRANSACTIONS 8 OTHER SERVICES 8 Fund Administration 8 Custodian and Portfolio Accountant 8 Transfer Agent 9 Independent Auditors 9 Distribution Plan 9 DETERMINING NET ASSET VALUE 9 REDEMPTION IN KIND 9 MASSACHUSETTS PARTNERSHIP LAW 10 THE FUND'S TAX STATUS 10 PERFORMANCE INFORMATION 10 Yield 10 Effective Yield 10 Total Return 10 Performance Comparisons 11 Economic and Market Information 11 ABOUT FEDERATED INVESTORS, INC. 11 Mutual Fund Market 12 Institutional Clients 12 Bank Marketing 12 Broker/Dealers and Bank Broker/Dealer Subsidiaries 12

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause
the segregation of more than 20% of the total value of its assets.     INVESTING
IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets of the Fund at the time of the borrowing.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest in securities subject to restriction on resale under federal securities law.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in
more than seven days after notice.     INVESTING FOR CONTROL      The Fund will
not invest in securities of a company for the purpose of exercising control or
management.     For purposes of the above limitations, the Fund considers
certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such
limitation.      The Fund did not borrow money or pledge securities in excess of
5% of the value of its net assets during the last fiscal year and has no present
intent to do so during the coming fiscal year.     REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Cash Trust Series II, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Trustee

President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F.
Donahue, Chairman and Trustee of the Company.

James E. Dowd, Esq.

571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; fomerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical
CenterDowntown; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.@

Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Director or Trustee of the Funds; Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; formerly, Professor, United States
Military Academy; Professor, United States Air Force Academy.      Marjorie P.
Smuts 4905 Bayard Street Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Director or Trustee of the Funds; Public Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated
Securities Corp.      * This Trustee is deemed to be an "interested person" as
defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund.     As of July 7,
1998, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Strafe & Co./Bank One Investment Advisors Corp., Columbus, OH, owned aproximately 50,319,669 shares (26.71%); Humboldt Bank, Eureka, CA, owned approximately 9,470,084 shares (5.02%).

TRUSTEE COMPENSATION

                                     AGGREGATE

               NAME,               COMPENSATION

           POSITION WITH                FROM      TOTAL COMPENSATION PAID

               TRUST                  TRUST*#        FROM FUND COMPLEX+

  John F. Donahue                  $0             $0 for the Trust and
  Chairman and Trustee                            56 other investment
                                                  companies in the Fund
                                                  Complex

  Thomas G. Bigley                 $719.36        $111,222 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  John T. Conroy, Jr.              $791.40        $122,362 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  Nicholas P. Constantakis++       $342.02        $0 for the Trust and
  Trustee                                         36 other investment
                                                  companies in the Fund
                                                  Complex

  William J. Copeland              $791.40        $122,362 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  J. Christopher Donuhue           $0             $0 for the Trust and
  Trustee and Executive                           18 other investment
  Vice President                                  companies in the Fund
                                                  Complex

  James E. Dowd, Esq.              $791.40        $122,362 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  Lawrence D. Ellis, M.D.          $719.36        $111,222 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  Edward L. Flaherty, Jr., Esq.    $791.40        $122,362 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  Peter E. Madden                  $719.36        $111,222 for Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  John E. Murray, Jr., J.D., S.J.D $719.36        $111,222 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  Wesley W. Posvar                 $719.36        $111,222 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

  Marjorie P. Smuts                $719.36        $111,222 for the Trust and
  Trustee                                         56 other investment
                                                  companies in the Fund
                                                  Complex

* Information is furnished for the fiscal year ended May 31, 1998.

# The aggregate compensation is provided for the Trust which is comprised of two portfolios.

+ The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, and
his son, J. Christopher Donahue.      The adviser shall not be liable to the
Trust, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1998, 1997, and 1996, the adviser earned $1,317,096, $1,774,153, and $1,742,105, respectively, of which $49,754, $0, and $0, respectively, were waived.
BROKERAGE TRANSACTIONS     When selecting brokers and dealers to handle the
purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended May 31, 1998, 1997, and 1996, the Fund paid no
brokerage commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1998, 1997, and 1996, the Administrators earned $198,783, $268,071 and
$263,561, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.

DISTRIBUTION PLAN

The Fund has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan permits the payment of fees to financial institutions for sales services or distribution-related support services. The Plan is designed to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales. Other benefits may include: (1) an efficient and effective distribution-related support system; (2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and (3) an efficient and reliable shareholder records system and prompt responses to shareholder requests and
inquiries concerning their accounts.     For the fiscal year ended May 31, 1998,
payments in the amount of $508,399 were made pursuant to the Plan, of which $0 was waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year. PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     The Fund's yield for the seven-day period ended May 31, 1998, was
4.79%.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The Fund's effective yield for the seven-day period ended May 31, 1998, was 4.90%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     The Fund's average
annual total returns for the one-year and five-year period ended May 31, 1998, and for the period from February 9, 1991 (date of initial public investment) through May 31, 1998, were 4.88%, 4.28%, and 4.14%, respectively.
PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS, INC.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors, Inc. gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime, and 22 municipal with assets approximating $35 billion, $17.1 billion, and $10.9 billion, respectively.

The Chief Investment Officers responsible for the oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yieldJ. Thomas Madden; U.S. fixed incomeWilliam D. Dawson, III; and InternationalHenry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc. through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwidewe have over 2,200 broker/dealer and bank broker/dealer relationships across the countrysupported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute






8PART C.   OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
            (a)   Financial Statements (Filed in Part A)
            (b)   Exhibits:
                  (1) (i) Conformed Copy of Declaration of Trust of the Registrant; 5 (ii) Conformed Copy of Amendment No. 1 to Declaration of Trust of the Registrant; 5 (iii) Conformed Copy of Amendment No. 2 to Declaration of Trust of the Registrant; 5
                  (2)   (i) Copy of By-Laws of the Registrant; 1
                        (ii) Copy of Amendment No. 2 to the By-Laws of the
                              Registrant;+
                        (ii) Copy of Amendment No. 3 to the By-Laws of the
                              Registrant;+
                        (ii) Copy of Amendment No. 4 to the By-Laws of the
                              Registrant;+
                  (3)   Not applicable;
                  (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; 1
                  (5) Conformed Copy of Investment Advisory Contract of the Registrant; 5
                  (6) (i) Conformed Copy of Distributor's Contract of the Registrant; 5
                        (ii) Conformed Copy of Specimen Mutual Funds Sales and Service Agreement; 5 (iii) Conformed Copy of Specimen Mutual Funds Service Agreement; 5 (iv) Conformed Copy of Specimen Plan Trustee/Mutual Funds Service Agreement. 5
                  (7)   Not applicable;
                  (8) (i) Conformed copy of Custodian Agreement of the Registrant; 5 (ii) Conformed copy of Fee Schedule; +
                  (9) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement of the Registrant; + (ii) Conformed copy of Amended and Restated Shareholder Services Agreement; + (iii) The response and exhibits described in Item 24.(b)(6) are hereby incorporated by reference.
----------------------
+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos. 33-38550 and 811-6269)

4. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 28, 1994. (File Nos. 33-38550 and 811-6269)

5. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269)

                  (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; 5
                  (11)  Conformed copy of Consent of the Independent Auditor;+
                  (12)  Not applicable;
                  (13)  Conformed Copy of Initial Capital
                        Understanding; 5
                  (14)  Not applicable;
                  (15)  (i)  Copy of Distribution Plan; 1
                        (ii) The response and exhibits described in Item
                  24.(b)(6) are hereby incorporated by reference. (16) Schedule for Computation of Fund Performance Data; 3 (17) Copy of Financial Data Schedules; + (18) Not Applicable (19) Conformed Copy of Power of Attorney. +

Item 25.    Persons Controlled by or Under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                         as of July 7,1998
            Shares of Beneficial Interest

            Municipal Cash Series II                        4,201
            Treasury Cash Series II                         658


Item 27.    Indemnification:  2
----------------------
+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos. 33-38550 and 811-6269)

2. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed January 24, 1991. (File Nos. 33-38550 and 811-6269)

3. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 25, 1991. (File Nos. 33-38550 and 811-6269)

5. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Cash Trust Series II Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is:
         Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             B. Anthony Delserone, Jr.
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.    Principal Underwriters:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,              President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


            (c)   Not applicable.



Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            Pittsburgh, PA  15222-3779

Federated Shareholder Services Company      P.O. Box 8600
("Transfer Agent, Dividend                  Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Services Company                  Federated Investors Tower
("Administrator")                           Pittsburgh, PA  15222-3779

Federated Advisers                          Federated Investors Tower
("Adviser")                                 Pittsburgh, PA  15222-3779

State Street Bank and Trust Company         c/o Federated Shareholder
("Custodian")                               Services Company
                                            P.O. Box 8600
                                            Boston, MA 02266-8600


Item 31.    Management Services:  Not applicable.







Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST SERIES II, certifies that it meets all of the requirements for effectiveness of the Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of July, 1998.


                              CASH TRUST SERIES II

                  BY: /s/ Nicholas J. Seitanakis
                  Nicholas J. Seitanakis, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  July 21, 1998


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



    NAME                            TITLE                         DATE

By: /s/ Nicholas J. Seitanakis
    Nicholas J. Seitanakis        Attorney In Fact          July 21, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below


    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Richard B. Fischer                President

J. Christopher Donahue*           Executive Vice President
                                  and Trustee

John W. McGonigle*                Treasurer, Executive Vice President
                                  and Secretary
                                  (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                 Trustee

Nicholas P. Constantakis*         Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.               Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney